Business Combinations, Goodwill and Acquired Intangible Assets	12 Months Ended
Dec. 31, 2017
Business Combinations, Goodwill and Acquired Intangible Assets
5.	Business Combinations, Goodwill and Acquired Intangible Assets

Business Combinations

Acquisitions are accounted for under the acquisition method of accounting as defined in ASC 805, “Business Combinations.” The Company allocates the purchase price to the fair value of the acquired tangible assets, liabilities and identifiable intangible assets as of the acquisition date as determined by an independent appraiser.

Acquisition of Earnest

In November 2017, Navient acquired a 95 percent majority controlling interest in Earnest for approximately $149 million in cash. Earnest is a leading financial technology and education finance company that originates Private Education Refinance Loans. We have engaged an independent appraiser to assist in the valuation of the assets acquired and liabilities assumed including identifiable intangible assets, primarily the trade name and developed technology. We anticipate the purchase price allocation will be completed by the end of the second quarter 2018. The preliminary estimate of goodwill is $87 million. The results of operations of Earnest have been included in Navient’s consolidated financial statements since the acquisition date and are reflected in Navient’s Private Education Loans segment and its Earnest reporting unit. Navient has not disclosed the pro forma impact of this acquisition to the results of operations for the years ended December 31, 2017, 2016 and 2015, as the pro forma impact was deemed immaterial.

Acquisition of Duncan Solutions

In July 2017, Navient acquired a 100 percent controlling interest in Duncan Solutions for approximately $86 million in cash. Duncan Solutions is a leading transportation revenue management company serving municipalities and toll authorities, offering a range of technology-enabled products and services to supports its clients’ parking and tolling operations. We have engaged an independent appraiser to assist in the valuation of the assets acquired and liabilities assumed including identifiable intangible assets, primarily customer relationships, the trade name and developed technology. The preliminary estimate of goodwill is $63 million. We anticipate the purchase price allocation will be completed by the end of the first quarter 2018. The results of operations of Duncan Solutions have been included in Navient’s consolidated financial statements since the acquisition date and are reflected in Navient’s Business Services segment and its Gila reporting unit. Navient has not disclosed the pro forma impact of this acquisition to the results of operations for the years ended December 31, 2017, 2016 and 2015, as the pro forma impact was deemed immaterial.

Acquisition of Xtend Healthcare

In October 2015, Navient acquired an 89 percent controlling interest in Xtend Healthcare for approximately $164 million, of which $102 million was allocated to goodwill. Xtend Healthcare is a health care revenue cycle management company that provides health insurance claims billing and account resolution, as well as patient billing and customer service. The results of operations of Xtend Healthcare have been included in Navient’s consolidated financial statements since the acquisition date and are reflected in Navient’s Business Services segment and its Xtend reporting unit. Navient has not disclosed the pro forma impact of this acquisition to the results of operations for the year ended December 31, 2015, as the pro forma impact was deemed immaterial.

Identifiable intangible assets at the acquisition date included definite life intangible assets with an estimated aggregate fair value of approximately $65 million primarily including customer relationships, developed technology, and the Xtend Healthcare trade name. These intangible assets will be amortized over a period of 10 to 15 years based on the estimated economic benefit derived from each of the underlying assets.

Acquisition of Gila

In February 2015, Navient acquired a 98 percent majority controlling interest in Gila for approximately $185 million, of which $97 million was allocated to goodwill. Gila is an asset recovery and business processing firm. The firm provides services to state governments, agencies, court systems and municipalities. The results of operations of Gila have been included in Navient’s consolidated financial statements since the acquisition date and are reflected in Navient’s Business Services segment and its Gila reporting unit. Navient has not disclosed the pro forma impact of this acquisition to the results of operations for the year ended December 31, 2015, as the pro forma impact was deemed immaterial.

Identifiable intangible assets at the acquisition date included the Gila trade name, initially classified as an indefinite life intangible asset, with an aggregate fair value of approximately $13 million as of the acquisition date. Definite life intangible assets with an estimated aggregate fair value of approximately $71 million as of the acquisition date consist primarily of customer relationships. These intangible assets will be amortized over 7 to 16 years depending on the estimated economic benefit derived from each of the underlying assets.

Goodwill

All acquisitions must be assigned to a reporting unit or units. A reporting unit is the same as, or one level below, an operating segment. We have four reportable segments: FFELP Loans, Private Education Loans, Business Services and Other. The following table summarizes our goodwill, accumulated impairments and net goodwill for our reporting units and reportable segments.

	As of December 31, 2017			As of December 31, 2016
(Dollars in millions)	Gross	Accumulated Impairments and Other Adjustments(1)	Net	Gross	Accumulated Impairments and Other Adjustments(1)	Net
FFELP Loans reportable segment	$194	$(4)	$190	$194	$(4)	$190
Private Education Loans reportable segment:
Private Education Loans	147	(41)	106	147	(41)	106
Earnest	87	—	87	—	—	—
Total Private Education Loans reportable segment(1)	234	(41)	193	147	(41)	106
Business Services reportable segment:
Servicing	50	—	50	50	—	50
Asset Recovery — Contingency	136	(136)	—	136	(136)	—
Asset Recovery — Gila	160	—	160	97	—	97
Asset Recovery — Xtend Healthcare	108	—	108	102	—	102
Total Business Services reportable segment	454	(136)	318	385	(136)	249
Total	$882	$(181)	$701	$726	$(181)	$545

(1)

In conjunction with our Separation from SLM BankCo in 2014, we removed $41 million of goodwill from our balance sheet as required under ASC 350, “Intangibles — Goodwill and Other.” This goodwill was allocated to the consumer banking business retained by SLM BankCo based on relative fair value.

Annual Goodwill Impairment Testing — October 1, 2017

We perform our goodwill impairment testing annually in the fourth quarter as of October 1. As part of the 2017 annual impairment testing associated with our FFELP Loans, Private Education Loans and Servicing reporting units, we assessed relevant qualitative factors to determine whether it is “more-likely-than-not” that the fair value of an individual reporting unit is less than its carrying value. We considered the amount of excess fair values over the carrying values of individual reporting units as of October 1, 2016 when we last performed a Step 1 goodwill impairment test and engaged an appraisal firm to estimate the fair values of these reporting units. The fair values of these reporting units at October 1, 2016 were substantially in excess of their carrying amounts. In addition, the cash flows for our FFELP Loans, Private Education Loans and Servicing reporting units are very predictable and the outlook and associated cash flow projections of these reporting units have not changed significantly since our 2016 assessment. No goodwill was deemed impaired for the reporting units after assessing these relevant qualitative factors.

We also assessed relevant qualitative factors associated with our Gila reporting unit. We considered the acquisition value, 2017 earnings, 2018 expectations, current customer base, revenue backlog, and short and long-term outlook. Goodwill was not deemed to be impaired for the reporting unit after assessing these relevant qualitative factors.

We also considered that our market capitalization was greater than our book equity, the current regulatory and legislative environment, the current economic environment, our 2017 earnings, 2018 expected earnings and analyst expectations regarding our stock price. We viewed these factors as favorable.

Regarding our Xtend reporting unit, we retained a third-party appraisal firm to estimate the fair value of the reporting unit as required to perform a Step 1 impairment test of goodwill. We determined a Step 1 impairment test was warranted due to revenue performance since the acquisition being below expectations. The income approach and the market approach were the primary approaches used to estimate the fair value of the reporting unit. Goodwill was not deemed impaired for the Xtend reporting unit.

The income approach measures the value of the reporting unit’s future economic benefit determined by its discounted cash flows derived from our projections plus an assumed terminal growth rate adjusted for what we believe a market participant would assume in an acquisition. These projections are generally five to seven-year projections that reflect the anticipated cash flow fluctuations of the reporting unit.

Under our guidance, the third-party appraisal firm developed the discount rate for the reporting unit incorporating such factors as the risk-free rate, equity risk premium, industry risk premium, a measure of volatility (Beta) and a company-specific risk premium, to adjust for volatility and uncertainty in the economy and to capture specific risk related to the reporting unit. We considered whether an asset sale or an equity sale would be the most likely sale structure for the reporting unit and valued the reporting unit based on the more likely hypothetical scenario, an asset sale. The discount rate reflects market-based estimates of capital costs and is adjusted for our assessment of a market participant’s view with respect to execution, source concentration and other risks associated with the projected cash flows of the reporting unit. We reviewed and approved the discount rate of 13.5 percent provided by the third-party appraiser including the factors incorporated to develop the discount rate.

We and the third-party appraisal firm also considered a market approach to value the reporting unit. Market-based revenue and EBITDA multiples for comparable publicly traded companies and similar transactions were applied to the reporting unit’s revenue and EBITDA indicators to derive a value for the reporting unit.

At October 1, 2017, the carrying value of equity of the Xtend reporting unit was $176 million and the percentage of the estimated fair value in excess of the carrying value was 19 percent.

We acknowledge that a downturn in the economy coupled with liquidity constraints, and changes in legislation and the regulatory environment could adversely affect the operating results of our reporting units. If the forecasted performance of our reporting units is not achieved, or if our stock price declines resulting in deterioration in our total market capitalization, the fair value of one or more of the reporting units could be significantly reduced, and we may be required to record a charge, which could be material, for an impairment of goodwill associated with these reporting units.

Interim Goodwill Impairment Testing — December 31, 2017

We performed interim goodwill impairment testing as of December 31, 2017 for the Gila reporting unit as the December 2017 notification of the loss of a significant toll contract effective January 1, 2019 was deemed a triggering event warranting an impairment assessment. We retained a third-party appraisal firm to estimate the fair value of the reporting unit as required to perform a Step 1 impairment test. Goodwill was not deemed impaired for the Gila reporting unit.

The income approach was the primary approach used to fair value the reporting unit. We provided the appraisal firm projections that reflect the anticipated cash flow fluctuations of the reporting unit. These projections incorporated the anticipated cash flow benefit of a lower corporate federal statutory tax rate due to the 2017 “Tax Cuts and Jobs Act.”

Under our guidance, the appraisal firm developed a discount rate for the reporting unit incorporating such factors as the risk-free rate, equity risk premium, industry risk premium, a measure of volatility (Beta) and a company-specific risk premium, to adjust for volatility and uncertainty in the economy and to capture specific risk related to the reporting unit. We considered whether an asset sale or an equity sale would be the most likely sale structure for the reporting unit and valued the reporting unit based on the more likely hypothetical scenario, an asset sale. The discount rate reflects market-based estimates of capital costs and is adjusted for our assessment of a market participant’s view with respect to execution, source concentration and other risks associated with the projected cash flows of the reporting unit. We reviewed and approved the discount rate of 15.0 percent provided by the third-party appraiser including the factors incorporated to develop the discount rate.

We and the third-party appraisal firm also considered a market approach to value the reporting unit. Market-based revenue and EBITDA multiples for comparable publicly-traded companies and similar transactions were applied to the reporting unit’s revenue and EBITDA indicators to derive a value for the reporting unit.

At December 31, 2017, the carrying value of equity of the Gila reporting unit was $245 million and the percentage of the estimated fair value in excess of the carrying value was 9 percent.

Acquired Intangible Assets

Acquired intangible assets include the following:

	As of December 31, 2017			As of December 31, 2016
(Dollars in millions)	Cost Basis(1)	Accumulated Impairment and Amortization(1)	Net	Cost Basis(1)	Accumulated Impairment and Amortization(1)	Net
Customer, services and lending relationships	$292	$(234)	$58	$292	$(219)	$73
Favorable lease	1	—	1	1	—	1
Non-competes	2	(2)	—	2	(2)	—
Software and technology	104	(85)	19	101	(82)	19
Trade names and trademarks(2)	48	(18)	30	44	(13)	31
Total acquired intangible assets	$447	$(339)	$108	$440	$(316)	$124

(1)

Accumulated impairment and amortization includes impairment amounts only if the acquired intangible asset has been deemed partially impaired. When an acquired intangible asset is considered fully impaired and no longer in use, the cost basis and any accumulated amortization related to the asset is written off.

(2)	During 2016 we reclassified certain trade names from indefinite life to definite life intangible assets and began to amortize these assets over their expected benefit period.

We recorded amortization of acquired intangible assets from continuing operations totaling $23 million, $29 million and $12 million in 2017, 2016 and 2015, respectively. We will continue to amortize our intangible assets with definite useful lives over their remaining estimated useful lives. We estimate amortization expense associated with these intangible assets will be $20 million, $17 million, $14 million, $12 million and $39 million in 2018, 2019, 2020, 2021 and after 2021, respectively.